UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

1.       Name and address of issuer:

         Oppenheimer Main Street Funds, Inc.
         6803 South Tucson Way
         Englewood, Colorado  80112

2. Name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): / / Oppenheimer Main Street Income & Growth Fund Class A shares

3.       Investment Company Act File Number: 811-5360
         Securities Act File Number:  33-17850

4(a). Last day of fiscal year for which this Form is filed: 8/31/98

4(b). / / Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See instruction A.2) Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c). / / Check box if this is the last time the issuer will be filing this Form.

5. Calculation of registration fee:

         (i) Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):$1,697,492,650

         (ii) Aggregate price of securities redeemed or repurchase during the fiscal year:$939,891,222

         (iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:$ -0-

          (iv) Total available  redemption  credits [add items 5(ii) and 5(iii):
               $939,891,222

         (v)      Net sales - if Item 5(i) is greater than Item 5(iv)  [subtract
                  Item 5(iv) from Item 5(i)]$757,601,428

         (vi)     Redemption  credits  available  for use in future  years -- if
                  Item 5(i) is less than Item  5(iv)  [subtract  Item 5(iv) from
                  Item 5(i): -0-

         (vii) Multiplier for determining registration fee (See Instruction C.9)x.000278

         (viii) Registration fee due [multiple Item 5(v) by Item 5(vii)] (enter "0" if no fee is due):$210,613

6.       Prepaid Shares

         If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescisison of rule 24e-2], then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.       Interest due:  $ -0-
          If this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):N/A

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]: $210,613

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

                  Method of Delivery:  Wire transfer - Fed Wire #4970

                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

/s/  Robert J. Bishop
By ______________________________________
         Robert J. Bishop, Assistant Treasurer

Date November 24, 1998

cc:      Allan Adams, Esq.
         Katherine P. Feld, Esq.